UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03380

Legg Mason Capital Management Value Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON CAPITAL MANAGEMENT VALUE TRUST INC.

FORM N-Q

JULY 31, 2010

LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.

Schedule of investments (unaudited)	July 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 15.8%
Hotels, Restaurants & Leisure - 1.7%
Yum! Brands Inc.	1,696,200	$70,053,060

Internet & Catalog Retail - 2.6%
Amazon.com Inc.	914,000	107,751,460	*

Leisure Equipment & Products - 1.8%
Eastman Kodak Co.	18,243,000	72,424,710	*(a)

Media - 6.7%
DIRECTV, Class A Shares	2,150,000	79,894,000	*
Time Warner Cable Inc.	1,163,013	66,489,453
Time Warner Inc.	4,000,000	125,840,000

Total Media		272,223,453

Multiline Retail - 1.9%
J.C. Penney Co. Inc.	2,922,300	71,976,249
Sears Holdings Corp.	87,618	6,220,878	*

Total Multiline Retail		78,197,127

Specialty Retail - 1.1%
Best Buy Co. Inc.	1,312,382	45,487,160

TOTAL CONSUMER DISCRETIONARY		646,136,970

CONSUMER STAPLES - 0.9%
Beverages - 0.8%
PepsiCo Inc.	500,000	32,455,000

Food & Staples Retailing - 0.1%
Wal-Mart Stores Inc.	107,831	5,519,869

TOTAL CONSUMER STAPLES		37,974,869

ENERGY - 4.3%
Energy Equipment & Services - 2.8%
Transocean Ltd.	2,500,000	115,525,000	*

Oil, Gas & Consumable Fuels - 1.5%
ConocoPhillips	1,088,800	60,123,536

TOTAL ENERGY		175,648,536

FINANCIALS - 27.2%
Capital Markets - 3.2%
Goldman Sachs Group Inc.	875,000	131,967,500

Commercial Banks - 2.5%
Wells Fargo & Co.	3,700,000	102,601,000

Consumer Finance - 5.1%
American Express Co.	1,800,000	80,352,000
Capital One Financial Corp.	3,000,000	126,990,000

Total Consumer Finance		207,342,000

Diversified Financial Services - 10.5%
Bank of America Corp.	6,900,000	96,876,000
Citigroup Inc.	30,000,000	123,000,000	*
JPMorgan Chase & Co.	2,592,086	104,409,224
NYSE Euronext	3,600,000	104,292,000

Total Diversified Financial Services		428,577,224

Insurance - 5.9%
AFLAC Inc.	3,000,000	147,570,000
Allstate Corp.	1,758,800	49,668,512
Prudential Financial Inc.	789,062	45,205,362

Total Insurance		242,443,874

TOTAL FINANCIALS		1,112,931,598

HEALTH CARE - 15.5%
Biotechnology - 8.1%
Amgen Inc.	2,000,000	109,060,000	*
Genzyme Corp.	2,243,071	156,028,019	*
Gilead Sciences Inc.	1,983,850	66,101,882	*

Total Biotechnology		331,189,901

See Notes to Schedule of Investments.

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LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY			SHARES	VALUE
Health Care Equipment & Supplies - 0.9%
Medtronic Inc.			1,000,000	$36,970,000

Health Care Providers & Services - 4.8%
Aetna Inc.			4,100,000	114,185,000
UnitedHealth Group Inc.			2,751,326	83,777,877

Total Health Care Providers & Services				197,962,877

Pharmaceuticals - 1.7%
Merck & Co. Inc.			2,000,000	68,920,000

TOTAL HEALTH CARE				635,042,778

INDUSTRIALS - 2.4%
Industrial Conglomerates - 2.4%
General Electric Co.			6,100,000	98,332,000

INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 4.6%
Cisco Systems Inc.			4,800,000	110,736,000	*
QUALCOMM Inc.			2,000,000	76,160,000

Total Communications Equipment				186,896,000

Computers & Peripherals - 4.2%
EMC Corp.			3,139,500	62,130,705	*
Hewlett-Packard Co.			2,400,000	110,496,000

Total Computers & Peripherals				172,626,705

Internet Software & Services - 4.4%
eBay Inc.			5,500,000	115,005,000	*
Yahoo! Inc.			4,698,600	65,216,568	*

Total Internet Software & Services				180,221,568

IT Services - 3.5%
International Business Machines Corp.			1,100,000	141,240,000

Semiconductors & Semiconductor Equipment - 4.8%
Intel Corp.			3,645,332	75,093,839
Texas Instruments Inc.			5,000,000	123,450,000

Total Semiconductors & Semiconductor Equipment				198,543,839

Software - 1.9%
Microsoft Corp.			2,973,100	76,735,711

TOTAL INFORMATION TECHNOLOGY				956,263,823

TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
Sprint Nextel Corp.			12,000,000	54,840,000	*

UTILITIES - 6.7%
Independent Power Producers & Energy Traders - 6.7%
AES Corp.			26,748,200	275,773,942	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,472,841,746)				3,992,944,516

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreements - 2.3%
Bank of America repurchase agreement dated 7/30/10; Proceeds at maturity - $47,512,948; (Fully collateralized by U.S. government agency obligations, 0.550% due 6/1/11; Market value - $48,494,202)	0.120%	8/2/10	$47,512,473	47,512,473
Goldman Sachs & Co. repurchase agreement dated 7/30/10; Proceeds at maturity - $47,513,226; (Fully collateralized by U.S. government agency obligations, 1.250% due 5/3/12; Market value - $48,527,097)	0.190%	8/2/10	47,512,474	47,512,474

TOTAL SHORT-TERM INVESTMENTS (Cost - $95,024,947)				95,024,947

TOTAL INVESTMENTS - 99.8% (Cost - $3,567,866,693#)				4,087,969,463

				VALUE
Other Assets in Excess of Liabilities - 0.2%				9,290,976

TOTAL NET ASSETS - 100.0%				$4,097,260,439

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At July 31, 2010, the total market value of Affiliated Companies was $72,424,710, and the cost was $622,355,158.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Capital Management Value Trust, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$3,992,944,516	—	—	$3,992,944,516

Short-term investments†	—	$95,024,947	—	95,024,947

Total investments	$3,992,944,516	$95,024,947	—	$4,087,969,463

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty

3

Notes to Schedule of Investments (unaudited) (continued)

defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,272,837,513
Gross unrealized depreciation	(752,734,743)

Net unrealized appreciation	$520,102,770

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2010, the Fund did not invest in any derivative instruments.

4. Transactions With Affiliated Companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended July 31, 2010:

	Affiliate Value at 10/31/09	Purchased		Sold		Dividend Income	Affiliate Value at 7/31/10	Realized Loss
		Cost	Shares	Cost	Shares
Eastman Kodak Company	$68,628,375	—	—	$3,413,639	57,900	—	$72,424,710	$(2,894,314)

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Capital Management Value Trust, Inc.

By	/S/ DAVID R. ODENATH
David R. Odenath
President

Date: September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ DAVID R. ODENATH
David R. Odenath
President

Date: September 23, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: September 23, 2010